UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.6% (1.7% of Total Investments)
$ 750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,	12/12 at 101.00	B–	$768,855
	General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples – 3.7% (2.4% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A1	1,082,220
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)

	Education and Civic Organizations – 22.8% (15.1% of Total Investments)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aaa	1,069,760
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	Aaa	1,605,729
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – XLCA Insured
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aaa	1,713,231
	Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured
500	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	Aaa	531,985
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	AAA	1,054,330
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
200	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	207,452
	Military Academy Project, Series 2007, 5.125%, 3/01/37
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	AAA	531,100
	2005A, 5.000%, 12/01/34 – XLCA Insured

6,295	Total Education and Civic Organizations			6,713,587

	Health Care – 34.4% (22.8% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/07 at 102.00	BB+	150,458
	Series 1997, 5.250%, 12/01/12
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/08 at 102.00	BB+	190,367
	Series 1998, 5.375%, 12/01/28
275	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	A3	300,724
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AAA	536,745
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	1,072,520
	Medical Center, Series 2002, 5.375%, 1/01/19 – MBIA Insured
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB+	526,135
	Center, Series 2004, 5.250%, 12/01/22
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A–	1,306,913
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31
1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	2,044,818
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 – MBIA Insured
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	537,730
	2004, 5.000%, 7/01/20 – MBIA Insured
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	536,595
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	2,144,780
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	790,343
	Medical Center, Series 2007, 5.000%, 10/01/33

9,515	Total Health Care			10,138,128

	Housing/Multifamily – 3.5% (2.4% of Total Investments)
990	DeKalb County Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue	8/11 at 103.00	Aaa	1,046,489
	Bonds, Castaways Apartments, Series 2001A, 5.400%, 2/20/29

	Housing/Single Family – 12.7% (8.4% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	675,552
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	1,001,010
	12/01/27 (Alternative Minimum Tax)
2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	2,063,740
	2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)

3,650	Total Housing/Single Family			3,740,302

	Industrials – 2.7% (1.8% of Total Investments)
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	792,915
	5.000%, 7/01/19 – MBIA Insured

	Long-Term Care – 1.6% (1.1% of Total Investments)
500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	494,725
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42

	Materials – 2.1% (1.4% of Total Investments)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	643,194
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General – 11.3% (7.5% of Total Investments)
2,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	2,127,180
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	548,710
595	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB	642,862

3,095	Total Tax Obligation/General			3,318,752

	Tax Obligation/Limited – 7.3% (4.8% of Total Investments)
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,636,661
	Facilities Projects, Series 2002A, 5.000%, 8/01/14
425	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007,	No Opt. Call	AAA	502,223
	5.250%, 7/01/32 (WI/DD, Settling 3/15/07) – FGIC Insured

1,950	Total Tax Obligation/Limited			2,138,884

	Transportation – 3.6% (2.4% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 –	1/10 at 101.00	AAA	1,050,260
	FGIC Insured

	U.S. Guaranteed – 17.7% (11.8% of Total Investments) (4)
1,100	Atlanta Development Authority, Georgia, Revenue Bonds, Yamacraw Design Center Project, Series	1/12 at 100.00	AAA	1,168,596
	2001A, 5.125%, 1/01/27 (Pre-refunded 1/01/12) – MBIA Insured
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	1,624,755
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,378,100
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AAA	1,056,390
	7/01/29 (Pre-refunded 1/01/10) – MBIA Insured

4,850	Total U.S. Guaranteed			5,227,841

	Utilities – 6.2% (4.1% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	542,365
	5.250%, 11/01/15 – MBIA Insured
1,200	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds,	1/12 at 101.00	Baa3	1,273,932
	Series 2002, 5.750%, 1/01/26

1,700	Total Utilities			1,816,297

	Water and Sewer – 18.6% (12.3% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,282,248
	FSA Insured
2,065	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	2,188,710
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AAA	534,115
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA–	1,476,315

5,160	Total Water and Sewer			5,481,388

$ 41,805	Total Investments (cost $42,545,433) – 150.8%			44,453,837

	Other Assets Less Liabilities – 0.1%			28,648

	Preferred Shares, at Liquidation Value – (50.9)%			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$29,482,485

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $42,627,072.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$1,909,765
Depreciation	(83,000)

Net unrealized appreciation (depreciation) of investments	$1,826,765

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.